Condensed Consolidated Interim Statements of Comprehensive Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Net income	$ 11,472	$ 11,947
Other comprehensive income, net of tax
Foreign currency translation adjustments	33	29
Total Comprehensive Income, net of tax	11,505	11,976
Comprehensive income attributable to non-controlling interest
Comprehensive income attributable to shareholders	$ 11,505	$ 11,976